Investment Securities - Pledged Securities and Concentration (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Pledged securities
Total pledged securities	$ 2,800,000	$ 3,100,000	$ 3,200,000
Securities pledged to secure public deposits and repurchase transactions	2,600,000	2,900,000	3,000,000
Securities pledged to secure other financial transactions	216,000	206,300	208,000
Non-government issuer
Concentration of risk
Securities of issuers in excess of 10% of stockholders' equity	$ 0	$ 0	$ 0